Witherspoon Managed Futures Strategy Fund

a series of Northern Lights Fund Trust II

Class I Shares (Symbol: CTAIX)

Class A Shares (Symbol: CTAAX)

Supplement dated October 1, 2013
to the Prospectus and Statement of Additional Information (“SAI”)

dated January 18, 2013

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Reference is made to the Witherspoon Managed Futures Strategy Fund (the “Fund”).  Effective immediately, Paul Morin no longer serves as Co-Portfolio Manager for the Fund and all references to Paul Morin on pages 5 and 14 of the prospectus and pages B-30 and B-31 of the SAI are hereby removed.

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This Supplement and the existing Prospectus and Statement of Additional Information dated January 18, 2013, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-754-7934.